Supplement to Prospectus

Institutional Portfolios

HC Strategic Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is August 15, 2014

The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio (collectively, the “Equity Portfolios”): On June 5, 2014, the Trust, on behalf of each of the Equity Portfolios, entered into new investment management agreements with Cadence Capital Management, LLC (“Cadence”) due to a change in control of Cadence’s parent. The new agreements, which are substantially identical to the existing investment management agreements, became effective upon the change of control of Cadence’s parent company on August 8, 2014. No changes in Cadence’s investment management team are expected as a result of the change of control of Cadence’s parent company.

Accordingly, effective August 8, 2014, the following replaces the first paragraph in the subsection marked “Cadence Capital Management” in the “Specialist Manager Guide” section on page 98 of the Prospectus:

Cadence Capital Management (“Cadence”) serves as Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. Cadence is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, Boston, MA 02110. As of June 30, 2014, Cadence had approximately $4.8 billion in assets under management. On August 8, 2014, Cadence’s equity holders entered into a transaction which changed its ownership structure, resulting in 67% ownership of Cadence by Cadence MC LLC and 33% ownership of Cadence by Continuum Capital LLC.

The Fixed Income Opportunity Portfolio (From the Supplement Filed on July 28, 2014): On July 28, 2014, Western Asset Management Company (“Western Asset”) was added as a Specialist Manager to The Fixed Income Opportunity Portfolio pursuant to a Portfolio Management Agreement. For its services to The Fixed Income Opportunity Portfolio, Western Asset receives a fee at the annual rate of 0.40% of the first $25 million of the Combined Assets that may, from time to time, be allocated to it by the Adviser, 0.375% of the next $25 million, 0.3375% of the next $50 million, 0.25% of the next $100 million and 0.20% on all assets allocated to Western Asset if the average daily net assets exceeds $200 million (“Western Management Fee”). For the purposes of computing Western’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Western Asset in The Fixed Income Opportunity Portfolio and certain other assets managed by Western Asset for clients of Hirtle Callaghan and Co., LLC.

Additionally, on July 28, 2014, an amendment to Western Asset’s Portfolio Management Agreement with The Fixed Income Opportunity Portfolio was approved by the Trust’s Board of Trustees on behalf of the Portfolio which provides for an increase in the Western Management Fee pending approval by the shareholders of the Portfolio. The following material supplements the Prospectus dated November 1, 2013 to incorporate information about Western.

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 42 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.27%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.34%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$35
3 Years	$109
5 Years	$191
10 Years	$431

2. The following replaces the “Investment Subadvisers” section on page 46 of the Prospectus:

Investment Subadvisers

Fort Washington Investment Advisors, Inc. (“Fort Washington”) Mellon Capital, PIMCO and Western Asset Management Company (“Western Asset”) are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

Portfolio Managers:

Fort Washington: Brendan White and Timothy Jossart have co-managed the portion of the Portfolio allocated to Fort Washington since May, 2012.

Mellon Capital: David Kwan, John DiRe, Manual Hayes, Zandra Zelaya and Stephanie Shu have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Curtis Mewbourne has managed the portion of the Portfolio allocated to PIMCO since January, 2010.

Western Asset: S. Kenneth Leech, Anup Agarwal, Ian Justice, and Harris Trifon have managed the portion of the Portfolio allocated to Western since July, 2014.

3. The following replaces “Specialist Managers” section under “The Fixed Income Opportunity Portfolio” on page 73:

Specialist Managers. Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Capital, PIMCO and Western Asset Management Company (“Western Asset”) currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks - The Fixed Income Opportunity Portfolio” on page 74 of the Prospectus:

The Western Investment Selection Process: Western Asset’s structured product philosophy combines a traditional fundamental value orientation with bottom-up credit research. Western Asset believes inefficiencies exist in the structured product market and attempts to add incremental value by exploiting these inefficiencies across all eligible market sectors. Western Asset believes RMBS and CMBS still trade at wider spreads compared to similar risk assets due to structural and collateral complexities, limited eligible investors, less liquidity than perceived higher quality assets, and lingering higher risk premiums left over from the 2008 financial market crisis.

The strategic goal at Western Asset is to add value to the portfolio while adhering to a disciplined risk control process by combining traditional analysis with proprietary technology applied to all sectors of the market. The key areas of focus are:

•	Sector & Sub-Sector Allocation

•	Issue Selection

•	Duration/Term Structure

Sector & Sub-Sector Allocation – Western Asset rotates among and within sectors of the bond market, preferring non-government sectors because they typically offer higher relative yields and have tended to outperform the broad markets over long market cycles. Western Asset studies historical yield spreads, identifies the fundamental factors that influence yield spread relationships, and relates these findings to the Firm’s projections to determine attractive alternatives.

Issue Selection – Issue selection is a bottom-up process to determine mispriced or undervalued securities. Western Asset engages in an ongoing assessment of changing credit characteristics. Also assessed are newly issued securities. Western Asset uses these analyses, to select issues opportunistically.

Duration – Western Asset decides on a duration target based on an analysis of domestic and international macroeconomic factors as well as the general political environment. The underlying belief is that interest rates are primarily determined by the level and direction of inflation, and that inflation is primarily a monetary phenomenon. Western Asset weighs its views against market expectations, taking on more risk as its views diverge from the market and less risk as they converge. The consensus is not to attempt to time the market, but rather to identify and stay with long-term trends.

Term Structure – Western Asset closely monitors shifts in the yield curve, for the relationship between short, intermediate and long maturity securities is essential to constructing a long-term investment horizon. Western Asset determines the implications of the yield curve’s shape, along with projections of Fed policy and market expectations, to formulate a yield curve strategy.

5. The following replaces the “The Fixed Income Opportunity Portfolio” paragraph under “More Information About Fund Investments and Risks- Specialist Managers” section on page 86:

The Fixed Income Opportunity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2014 of 0% Mellon Capital, 80% Fort Washington, 0% PIMCO and 20% Western Asset.

6. The following is inserted in the “Specialist Manager Guide” just after the “Wellington Management” section on page 108:

Western Asset serves as a Specialist Manager for The Fixed Income Opportunity Portfolio, focusing on structured securities. Western Asset, the principal office of which is located at 385 E. Colorado Blvd., Pasadena, CA 91101, has provided investment management services for the Portfolio since July 29, 2014. As of March 31, 2014, Western Asset managed assets of $469 billion, of which approximately $207 billion represented assets of mutual funds. Western Asset is a corporation organized under the laws of California. Western Asset is a wholly owned subsidiary of Legg Mason, Inc. (“Legg Mason”), a registered investment adviser. Legg Mason is an NYSE-listed, independent asset management firm based in Baltimore, Maryland. The company went public in August 1983, and has not experienced a change in ownership since that date. Western Asset was originally founded and began providing investment management services in 1971.

Day-to-day investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of S. Kenneth Leech, Anup Agarwal, Ian Justice and Harris A. Trifon. Mr. Agarwal is Head of MBS/ABS with Western Asset Management, and has over 17 years of experience. Prior to joining the Firm in 2013, Mr. Agarwal served as Portfolio Manager and Head of Consumer Credit with Stark Investments from 2007 to 2013. Mr. Leech has been the Chief Investment Officer for Western Asset since 1990. Mr. Trifon has served as a Portfolio Manager and Research Analyst at Western Asset since 2014. Before joining Western Asset, Mr. Trifon was a Director, Fixed Income Research at Deutsche Bank since 2009 and Director, Structured Finance at Standard & Poor’s from 2006 to 2009. Mr. Justice has been a Research Analyst at Western Asset since 2005.

The Institutional Value Equity Portfolio (From the Supplement Filed on July 28, 2014): As of July 9, 2014, the prospectus is supplemented to reflect a change in the portfolio managers for The Institutional Value Equity Portfolio as shown below:

1. The following replaces the “Portfolio Managers” section of the Investment Subadviser, ICAP on page 6 of the Prospectus with respect to The Institutional Value Equity Portfolio:

ICAP : Jerrold K. Senser has managed the portion of the Portfolio allocated to ICAP since August 25, 1995. Thomas C. Cole has managed the portion of the Portfolio allocated to ICAP since July, 2012. Andrew P. Starr and Matthew T. Swanson have managed the portion of the Portfolio allocated to ICAP since July 9, 2014.

2. The following replaces the last two paragraphs of the ICAP section of the “Specialist Manager Guide” on page 102 of the Prospectus:

Institutional Capital, LLC (“ICAP”) serves as a Specialist Manager for The Value Equity and The Institutional Value Equity Portfolios. For its services to The Value Equity Portfolio and The Institutional Value Equity Portfolio, ICAP receives a fee based on the average daily net asset value of the portion of each Portfolio’s assets managed by it, at an annual rate of 0.35%. During the fiscal year ended June 30, 2013 ICAP received fees of 0.35% of the average daily net assets of each portion of The Value Equity Portfolio and The Institutional Value Equity Portfolio allocated to ICAP.

ICAP, the principal offices of which are located at 225 West Wacker, Chicago, IL 60606, is a registered investment adviser and a direct wholly-owned subsidiary of New York Life Investment Management Holdings LLC. ICAP has provided investment management services for equity assets since 1970. ICAP had assets of approximately $28.7 billion under management as of June 30, 2014, of which approximately $15 billion represented assets of mutual funds. The investment decisions for the Portfolios are made through a team approach, with all of the ICAP investment professionals contributing to the process. The senior members of the investment team are: Jerrold K. Senser, Thomas C. Cole, Andrew P. Starr and Matthew T. Swanson. Mr. Senser serves as chief executive officer and chief investment officer of Institutional Capital LLC. As CEO and CIO, he heads the investment team and is the lead portfolio manager for all of ICAP’s investment strategies. Mr. Senser has been with the firm since 1986 and is a Chartered Financial Analyst. He earned a BA in economics from the University of Michigan, and an MBA from the University of Chicago. Mr. Cole joined the firm in 2012 and is a senior executive vice president and deputy chief investment officer of ICAP. He is a senior member of the investment team and is a Chartered Financial Analyst. Prior to joining the firm, Mr. Cole was with UBS Global Asset Management for 11 years and most recently held the position of Head of US Equities. He earned a BA and a MBA from the University of Wisconsin-Madison and has been in the industry since 1985. Mr. Starr joined ICAP in 1998 and is an executive vice president and director of research at ICAP. He also leads ICAP’s Energy and Basic Industries sector research and is a Chartered Financial Analyst. Mr. Starr earned a BA from DePauw University and an MBA from the University of Chicago. Mr. Swanson joined ICAP in 1999 and is an Executive Vice President and a senior member of ICAP’s Global Research Team and the Investment Committee. He also leads ICAP’s Health Care sector research and is a Chartered Financial Analyst. Mr. Swanson earned a BA and an MBA from Northwestern University.

The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio (From the Supplement Filed on June 6, 2014): At a meeting held on June 5, 2014, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of Parametric Portfolio Associates LLC, d/b/a Clifton (“Parametric”) as an additional investment advisory organization (“Proposed Specialist Manager”) to manage portions of the assets of The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio. Before the Proposed Specialist Manager can be appointed, however, shareholders of the Portfolios must approve the engagements. A meeting of the shareholders of the Portfolios is scheduled to be held on July 18, 2014.

The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio: On June 5, 2014, the Trust, on behalf of its series, The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization- Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio, entered into new investment management agreements with

Cadence Capital Management, LLC (“Cadence”) due to a change in control of Cadence’s parent. The new agreements, which are substantially identical to the existing investment management agreements, would take effect upon the anticipated change of control of Cadence’s parent company. No changes in Cadence’s investment management team are expected as a result of the change of control of Cadence’s parent company.

Emerging Markets Portfolio: At a meeting held on June 5, 2014, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Portfolio and The Boston Company Asset Management LLC (“TBCAM”), that provided for a reduction in the management fee payable to TBCAM.

At a meeting held on June 5, 2014, the Trust’s Board approved the termination of SSgA Funds Management, Inc. (“SSgA FM”) as specialist manager of the Portfolio effective, June 5, 2014. Accordingly, effective June 5, 2014, the Prospectus is supplemented reflecting the removal of SSgA FM as shown below.

1. The following replaces the “Investment Subadvisers” section on page 36 of the Prospectus:

Investment Subadvisers

The Boston Company Asset Management LLC (“TBCAM”), Cadence and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM: Kirk Henry, CFA and Warren Skillman have co-managed the portion of the Portfolio allocated to TBCAM since March, 2010.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

2. The following replaces the “Specialist Managers.” section on pages 71 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) is currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence and Mellon Capital also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The Section “The SSgA FM Investment Selection Process” on page 71 of the Prospectus is deleted in its entirety.

4. The following replaces the Section “The Emerging Markets Portfolio” on page 87 of the Prospectus:

The Emerging Markets Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 5, 2014 of 52% TBCAM, 0% Cadence and 48% Mellon Capital.

5. The Section “SSgA Funds Management, Inc. (“SSgA FM”)” beginning on page 107 of the Prospectus is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is August 15, 2014

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio (collectively, the “Equity Portfolios”): On June 5, 2014, the Trust, on behalf of each of the Equity Portfolios, entered into new investment management agreements with Cadence Capital Management, LLC (“Cadence”) due to a change in control of Cadence’s parent. The new agreements, which are substantially identical to the existing investment management agreements, became effective upon the change of control of Cadence’s parent company on August 8, 2014. No changes in Cadence’s investment management team are expected as a result of the change of control of Cadence’s parent company.

Accordingly, effective August 8, 2014, the following replaces the first paragraph in the subsection marked “Cadence Capital Management” in the “Specialist Manager Guide” section on page 140 of the Prospectus:

Cadence Capital Management (“Cadence”) serves as Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. Cadence is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, Boston, MA 02110. As of June 30, 2014, Cadence had approximately $4.8 billion in assets under management. On August 8, 2014, Cadence’s equity holders entered into a transaction which changed its ownership structure, resulting in 67% ownership of Cadence by Cadence MC LLC and 33% ownership of Cadence by Continuum Capital LLC.

The Fixed Income Opportunity Portfolio (From the Supplement Filed on July 28, 2014): On July 28, 2014, Western Asset Management Company (“Western Asset”) was added as a Specialist Manager to The Fixed Income Opportunity Portfolio pursuant to a Portfolio Management Agreement. For its services to The Fixed Income Opportunity Portfolio, Western Asset receives a fee at the annual rate of 0.40% of the first $25 million of the Combined Assets that may, from time to time, be allocated to it by the Adviser, 0.375% of the next $25 million, 0.3375% of the next $50 million, 0.25% of the next $100 million and 0.20% on all assets allocated to Western Asset if the average daily net assets exceeds $200 million (“Western Management Fee”). For the purposes of computing Western’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Western Asset in The Fixed Income Opportunity Portfolio and certain other assets managed by Western Asset for clients of Hirtle Callaghan and Co., LLC._

Additionally, on July 28, 2014, an amendment to Western Asset’s Portfolio Management Agreement with The Fixed Income Opportunity Portfolio was approved by the Trust’s Board of Trustees on behalf of the Portfolio which provides for an increase in the Western Management Fee pending approval by the shareholders of the Portfolio._

The following material supplements the Prospectus dated November 1, 2013 to incorporate information about Western Asset.

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 61 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.27%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.34%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$35
3 Years	$109
5 Years	$191
10 Years	$431

2. The following replaces the “Investment Subadvisers” section on page 65 of the Prospectus:

Investment Subadvisers

Fort Washington Investment Advisors, Inc. (“Fort Washington”) Mellon Capital, PIMCO and Western Asset Management Company (“Western Asset”) are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

Portfolio Managers:

Fort Washington: Brendan White and Timothy Jossart have co-managed the portion of the Portfolio allocated to Fort Washington since May, 2012.

Mellon Capital: David Kwan, John DiRe, Manual Hayes, Zandra Zelaya and Stephanie Shu have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Curtis Mewbourne has managed the portion of the Portfolio allocated to PIMCO since January, 2010.

Western Asset: S. Kenneth Leech, Anup Agarwal, Ian Justice, and Harris Trifon have managed the portion of the Portfolio allocated to Western since July, 2014.

3. The following replaces “Specialist Managers” section under “The Fixed Income Opportunity Portfolio” on page 110:

Specialist Managers. Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Capital, PIMCO and Western Asset Management Company (“Western Asset”) currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks - The Fixed Income Opportunity Portfolio” on page 111:

The Western Investment Selection Process: Western Asset’s structured product philosophy combines a traditional fundamental value orientation with bottom-up credit research. Western Asset believes inefficiencies exist in the structured product market and attempts to add incremental value by exploiting these inefficiencies across all eligible market sectors. Western Asset believes RMBS and CMBS still trade at wider spreads compared to similar risk assets due to structural and collateral complexities, limited eligible investors, less liquidity than perceived higher quality assets, and lingering higher risk premiums left over from the 2008 financial market crisis.

The strategic goal at Western Asset is to add value to the portfolio while adhering to a disciplined risk control process by combining traditional analysis with proprietary technology applied to all sectors of the market. The key areas of focus are:

•	Sector & Sub-Sector Allocation

•	Issue Selection

•	Duration/Term Structure

Sector & Sub-Sector Allocation – Western Asset rotates among and within sectors of the bond market, preferring non-government sectors because they typically offer higher relative yields and have tended to outperform the broad markets over long market cycles. Western Asset studies historical yield spreads, identifies the fundamental factors that influence yield spread relationships, and relates these findings to the Firm’s projections to determine attractive alternatives.

Issue Selection – Issue selection is a bottom-up process to determine mispriced or undervalued securities. Western Asset engages in an ongoing assessment of changing credit characteristics. Also assessed are newly issued securities. Western Asset uses these analyses, to select issues opportunistically.

Duration – Western Asset decides on a duration target based on an analysis of domestic and international macroeconomic factors as well as the general political environment. The underlying belief is that interest rates are primarily determined by the level and direction of inflation, and that inflation is primarily a monetary phenomenon. Western Asset weighs its views against market expectations, taking on more risk as its views diverge from the market and less risk as they converge. The consensus is not to attempt to time the market, but rather to identify and stay with long-term trends.

Term Structure – Western Asset closely monitors shifts in the yield curve, for the relationship between short, intermediate and long maturity securities is essential to constructing a long-term investment horizon. Western Asset determines the implications of the yield curve’s shape, along with projections of Fed policy and market expectations, to formulate a yield curve strategy.

5. The following replaces the “The Fixed Income Opportunity Portfolio” paragraph under “More Information About Fund Investments and Risks- Specialist Managers” section on page 128:

The Fixed Income Opportunity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2014 of 0% Mellon Capital, 80% Fort Washington, 0% PIMCO and 20% Western Asset.

6. The following is inserted in the “Specialist Manager Guide” just after the “Wellington Management” section on page 151:

Western Asset serves as a Specialist Manager for The Fixed Income Opportunity Portfolio, focusing on structured securities. Western Asset, the principal office of which is located at 385 E. Colorado Blvd., Pasadena, CA 91101, has provided investment management services for the Portfolio since July 29, 2014. As of March 31, 2014, Western Asset managed assets of $469 billion, of which approximately $207 billion represented assets of mutual funds. Western Asset is a corporation organized under the laws of California. Western Asset is a wholly owned subsidiary of Legg Mason, Inc. (“Legg Mason”), a registered investment adviser. Legg Mason is an NYSE-listed, independent asset management firm based in Baltimore, Maryland. The company went public in August 1983, and has not experienced a change in ownership since that date. Western Asset was originally founded and began providing investment management services in 1971.

Day-to-day investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of S. Kenneth Leech, Anup Agarwal, Ian Justice and Harris A. Trifon. Mr. Agarwal is Head of MBS/ABS with Western Asset Management, and has over 17 years of experience. Prior to joining the Firm in 2013, Mr. Agarwal served as Portfolio Manager and Head of Consumer Credit with Stark Investments from 2007 to 2013. Mr. Leech has been the Chief Investment Officer for Western Asset since 1990. Mr. Trifon has served as a Portfolio Manager and Research Analyst at Western Asset since 2014. Before joining Western Asset, Mr. Trifon was a Director, Fixed Income Research at Deutsche Bank since 2009 and Director, Structured Finance at Standard & Poor’s from 2006 to 2009. Mr. Justice has been a Research Analyst at Western Asset since 2005.

The Value Equity Portfolio and The Institutional Value Equity Portfolio (From the Supplement Filed on July 28, 2014): As of July 9, 2014, the prospectus is supplemented to reflect a change in the portfolio managers for each of The Value Equity Portfolio and The Institutional Value Equity Portfolio as shown below:

1. The following replaces the “Portfolio Managers” section of the Investment Subadviser, Institutional Capital, LLC (“ICAP”) on page 6 of the Prospectus with respect to The Value Equity Portfolio:

ICAP : Jerrold K. Senser has managed the portion of the Portfolio allocated to ICAP since August 25, 1995. Thomas C. Cole has managed the portion of the Portfolio allocated to ICAP since July, 2012. Andrew P. Starr and Matthew T. Swanson have managed the portion of the Portfolio allocated to ICAP since July 9, 2014.

2. The following replaces the “Portfolio Managers” section of the Investment Subadviser, ICAP on page 11 of the Prospectus with respect to The Institutional Value Equity Portfolio:

ICAP : Jerrold K. Senser has managed the portion of the Portfolio allocated to ICAP since August 25, 1995. Thomas C. Cole has managed the portion of the Portfolio allocated to ICAP since July, 2012. Andrew P. Starr and Matthew T. Swanson have managed the portion of the Portfolio allocated to ICAP since July 9, 2014.

3. The following replaces the last two paragraphs of the ICAP section of the “Specialist Manager Guide” on page 143 of the Prospectus:

Institutional Capital, LLC (“ICAP”) serves as a Specialist Manager for The Value Equity and The Institutional Value Equity Portfolios. For its services to The Value Equity Portfolio and The Institutional Value Equity Portfolio, ICAP receives a fee based on the average daily net asset value of the portion of each Portfolio’s assets managed by it, at an annual rate of 0.35%. During the fiscal year ended June 30, 2013 ICAP received fees of 0.35% of the average daily net assets of each portion of The Value Equity Portfolio and The Institutional Value Equity Portfolio allocated to ICAP.

ICAP, the principal offices of which are located at 225 West Wacker, Chicago, IL 60606, is a registered investment adviser and a direct wholly-owned subsidiary of New York Life Investment Management Holdings LLC. ICAP has provided investment management services for equity assets since 1970. ICAP had assets of approximately $28.7 billion under management as of June 30, 2014, of which approximately $15 billion represented assets of mutual funds. The investment decisions for the Portfolios are made through a team approach, with all of the ICAP investment professionals contributing to the process. The senior members of the investment team are: Jerrold K. Senser, Thomas C. Cole, Andrew P. Starr and Matthew T. Swanson. Mr. Senser serves as chief executive officer and chief investment officer of Institutional Capital LLC. As CEO and CIO, he heads the investment team and is the lead portfolio manager for all of ICAP’s investment strategies. Mr. Senser has been with the firm since 1986 and is a Chartered Financial Analyst. He earned a BA in economics from the University of Michigan, and an MBA from the University of Chicago. Mr. Cole joined the firm in 2012 and is a senior executive vice president and deputy chief investment officer of ICAP. He is a senior member of the investment team and is a Chartered Financial Analyst. Prior to joining the firm, Mr. Cole was with UBS Global Asset Management for 11 years and most recently held the position of Head of US Equities. He earned a BA and a MBA from the University of Wisconsin-Madison and has been in the industry since 1985. Mr. Starr joined ICAP in 1998 and is an executive vice president and director of research at ICAP. He also leads ICAP’s Energy and Basic Industries sector research and is a Chartered Financial Analyst. Mr. Starr earned a BA from DePauw University and an MBA from the University of Chicago. Mr. Swanson joined ICAP in 1999 and is an Executive Vice President and a senior member of ICAP’s Global Research Team and the Investment Committee. He also leads ICAP’s Health Care sector research and is a Chartered Financial Analyst. Mr. Swanson earned a BA and an MBA from Northwestern University.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio (From the Supplement Filed on July 18, 2014:

On July 18, 2014, Parametric Portfolio Associates LLC (“Parametric”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios. The following material supplements the Prospectus dated November 1, 2013 to incorporate information about the new Specialist Manager.

The Value Equity Portfolio:

1. The following replaces the “Investment Subadvisers” section on page 6 of the Prospectus:

Investment Subadvisers

AllianceBernstein L.P. (“AllianceBernstein”), Cadence Capital Management, LLC (“Cadence”), Institutional Capital, LLC (“ICAP”), Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates, LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

AllianceBernstein: Gerry Paul has managed the portion of the Portfolio allocated to AllianceBernstein since September, 2009, and Greg Powell has co-managed the portion of the Portfolio allocated to AllianceBernstein since July, 2010.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

ICAP: Jerrold K. Senser and Thomas R. Wenzel have managed the portion of the Portfolio allocated to ICAP since August 25, 1995. Thomas C. Cole has managed the portion of the Portfolio allocated to ICAP since July, 2012.

Mellon Capital: Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Parametric: Jay Strohmaier, CFA, Dan Wamre, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric since July, 2014.

2. The following replaces the “Specialist Managers.” section on page 92 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Institutional Capital, LLC (“ICAP”), AllianceBernstein L.P. (“AllianceBernstein”) and Parametric Portfolio Associates, LLC (“Parametric”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence Capital Management LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The following is added to the Section “More Information About Fund Investments and Risks - The Value Equity Portfolio” on page 92 of the Prospectus:

The Parametric Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Parametric adheres to a “defensive equity” strategy which uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

The Institutional Value Equity Portfolio:

1. The following replaces the “Investment Subadvisers” section on page 11 of the Prospectus:

Investment Subadvisers

AllianceBernstein L.P., Cadence, ICAP, Mellon Capital, Parametric and Pacific Investment Management Company LLC (“PIMCO”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

AllianceBernstein: Gerry Paul has managed the portion of the Portfolio allocated to AllianceBernstein since September, 2009, and Greg Powell has co-managed the portion of the Portfolio allocated to AllianceBernstein since July, 2010.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

ICAP: Jerrold K. Senser and Thomas R. Wenzel have managed the portion of the Portfolio allocated to ICAP since August 25, 1995. Thomas C. Cole has managed the portion of the Portfolio allocated to ICAP since July, 2012.

Mellon Capital: Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Parametric: Jay Strohmaier, CFA, Dan Wamre, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric since July, 2014.

PIMCO: Saumil Parikh has managed a portion of the Portfolio allocated to PIMCO since April, 2009.

2. The following replaces the “Specialist Managers.” section on page 93 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. ICAP, AllianceBernstein, Parametric and Pacific Investment Management Company LLC (“PIMCO”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The following is added to the Section “More Information About Fund Investments and Risks - The Value Equity Portfolio” on page 94 of the Prospectus:

The Parametric Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Parametric adheres to a “defensive equity” strategy which uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is expected to deliver the best relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

The Growth Equity Portfolio:

1. The following replaces the “Investment Subadvisers” section on page 16 of the Prospectus:

Investment Subadvisers

Cadence, Jennison Associates LLC (“Jennison”), Mellon Capital, Parametric and Sustainable Growth Advisers LP (“SGA”), are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Jennison: Kathleen A. McCarragher has managed that portion of the Portfolio allocated to Jennison since January, 2005.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Parametric: Jay Strohmaier, CFA, Dan Wamre, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric since July, 2014.

SGA: George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since June, 2006.

2. The following replaces the “Specialist Managers.” section on page 95 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison Associates LLC (“Jennison”), Parametric and Sustainable Growth Advisers, LP (“SGA”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence and Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The following is added to the Section “More Information About Fund Investments and Risks - The Growth Equity Portfolio” on page 95 of the Prospectus:

The Parametric Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Parametric adheres to a “defensive equity” strategy which uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is expected to deliver the best relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

The Institutional Growth Equity Portfolio:

1. The following replaces the “Investment Subadvisers” section on page 21 of the Prospectus:

Investment Subadvisers

Cadence, Jennison, Mellon Capital, Parametric, PIMCO and SGA, are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Jennison: Kathleen A. McCarragher has managed the portion of the Portfolio allocated to Jennison since August, 2008.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Parametric: Jay Strohmaier, CFA, Dan Wamre, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric since July, 2014.

PIMCO: Saumil Parikh has managed the portion of the Portfolio allocated to PIMCO since August, 2008.

SGA: George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since August, 2008.

2. The following replaces the “Specialist Managers.” section on page 96 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison, Parametric, PIMCO and SGA are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence and Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The following is added to the Section “More Information About Fund Investments and Risks - The Institutional Growth Equity Portfolio” on page 96 of the Prospectus:

The Parametric Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Parametric adheres to a “defensive equity” strategy which uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

Specialist Manager Guide:

The following is added to the Section “Specialist Manager Guide” beginning on page 138 of the Prospectus:

Parametric Portfolio Associates LLC (“Parametric”) serves as Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio. Parametric is a leading global asset management firm providing investment strategies and services to institutions and individual investors around the world. Clients include endowments and foundations, retirement plans, insurance companies, sovereign wealth funds, sub-advised funds, financial professionals and family offices. The firm takes an engineer’s approach to asset management – mathematical, pragmatic, and testable. The value the firm adds comes from portfolio construction – carefully considering risk, taxes and costs – and does not rely upon predictive judgments about markets or individual securities. Parametric is a majority-owned subsidiary of Eaton Vance Corporation (“Eaton Vance”). Eaton Vance through its wholly owned affiliates Eaton Vance Acquisitions (“EVA”) and EVA Holdings LLC, maintains voting control of Parametric and Profit and Capital interests of 92% and 97%, respectively. Parametric Portfolio LP (“PPLP”), maintains an indirect Profit and Capital ownership interest in Parametric of 8% and 3%, respectively. The business address of Eaton Vance, EVA and EVA Holdings, LLC is Two International Place, Boston, MA 02110. The business address of Parametric and PPLP is 1918 Eighth Ave, Seattle, WA 98101. As of March 31, 2014, Parametric had approximately $121.6 billion in assets under management.

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, Parametric receives a fee from each Portfolio, which fee shall be calculated daily and payable monthly in arrears at the annual rate of 0.35% of the first $50 million of the Combined Assets (as defined below) and 0.25% on Combined Assets over $50 million. The term “Combined Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time.

Mr. Jay Strohmaier, Mr. Dan Wamre and Mr. Alex Zweber are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric. As Senior Portfolio Manager, Mr. Strohmaier leads a team of investment professionals responsible for designing, trading and managing overlay portfolios with an emphasis on Defensive Equity, hedging, and other asymmetric strategies. Mr. Strohmaier joined Parametric upon Parametric’s acquisition of The Clifton Group Investment Management Company (“Clifton”) in 2012, and prior to that acquisition was employed by Clifton since 2009. Before joining Clifton in 2009, Mr. Strohmaier worked for Cargill, Peregrine Capital Management and Advantus Capital Management where his responsibilities included research, portfolio management, trading, marketing and client service. He has over 25 years of investment experience. Mr. Strohmaier holds a BS degree in Agricultural Economics from Washington State University and MS in Applied Economics from the University of Minnesota. Mr. Wamre, CFA, Portfolio Manager, joined Parametric upon Parametric’s acquisition of Clifton, and was employed at Clifton from 1998 until its acquisition in 2012. He earned a BS from North Dakota State University and an MBA in finance from the University of Minnesota. Mr. Zweber, CFA, Portfolio Manager, joined Parametric in 2012 upon Parametric’s acquisition of Clifton, and prior to the acquisition worked at Clifton in various investment capacities for over eight years. Mr. Zweber holds a BA in Economics from Macalester College.

The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (From the Supplement Filed on June 30, 2014): As of June 30, 2014, the prospectus is supplemented to reflect a change in the portfolio managers for each of The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio as shown below:

1. The following replaces the “Portfolio Managers” section of the Investment Subadviser, Breckinridge Capital Advisors, Inc. (“Breckinridge”) on page 82 of the Prospectus with respect to The Short-Term Municipal Bond Portfolio:

Breckinridge: Peter Coffin and David Madigan have co-managed the Portfolio since March, 2006. Matthew Buscone has co-managed the Portfolio since July, 2008. Ji Jung and Sara Chanda have co-managed since March, 2013 and December, 2013, respectively. Anthony Greco has co-managed the Portfolio since June, 2014.

2. The following replaces the “Portfolio Managers” section of the Investment Subadviser, Breckinridge on page 90 of the Prospectus with respect to The Intermediate Term Municipal Bond II Portfolio:

Breckinridge: Peter Coffin, David Madigan, and Matthew Buscone have co-managed the Portfolio since October, 2010. Ji Jung and Sara Chanda have co-managed since March, 2013 and December, 2013, respectively. Anthony Greco has co-managed the Portfolio since June, 2014.

3. The following replaces the last two paragraphs of the Breckinridge section of the “Specialist Manager Guide” on page 140 of the Prospectus:

The portfolio management team is led by a team of investment professionals at Breckinridge, including the following individuals who are jointly and primarily responsible for making day-to-day investment decisions: Peter B. Coffin, President of Breckinridge since 1993, David Madigan, Chief Investment Officer at Breckinridge since 2003, Matthew Buscone, Senior Vice President, at Breckinridge since 2002, Ji Jung, Vice President at Breckinridge since 2010, Sara Chanda, Vice President at Breckinridge since 2010, and Anthony Greco, Senior Vice President at Breckinridge since 2014.

Prior to founding Breckinridge, Mr. Coffin was a Senior Vice-President and portfolio manager with Massachusetts Financial Services, where he was also a member of the firm’s Fixed Income Policy Committee. From 1996 to 2002, Mr. Madigan was Executive Vice-President at Thomson Financial. He has also served as a portfolio manager at Banker’s Trust and Prudential Insurance (managing single state municipal bond funds), as well as Chief Municipal Strategist for Merrill Lynch. From 2003-2007 Mr. Buscone has been a Portfolio Manager since 2008 after having served as a trader at Breckinridge from 2002-2008. From 1992-2002 he was a Trader and Portfolio Manager for both taxable and tax-exempt portfolios at David L. Babson and Mellon Private Asset Management. Ms. Jung has been a Portfolio Manager since 2013 after spending her prior time at Breckinridge as a Credit Analyst and then a Portfolio Analyst. Prior to joining Breckinridge, Ms. Jung worked as a Credit Analyst for Financial Security Assurance and Assured Guaranty beginning in 2006. Prior to joining Breckinridge in July 2010, Ms. Chanda was a Vice President and Trader at Eaton Vance Management where she was responsible for trading various specialty state mutual funds and overseeing the adviser’s separately managed account trading and operations. From 1993 to 1999, she was employed at Fidelity Investments and responsible for municipal bond trading. Ms. Chandra began her career at State Street Bank & Trust Company in 1992. Mr. Greco has been a Portfolio Manager since 2014 after having served at Breckinridge as a trader since 2008 and Head of Trading since 2013. He joined Breckinridge in 2004 and held positions in Client Services and Account Reconciliation until 2008.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, and The Institutional Growth Equity Portfolio (From the Supplement Filed on June 9, 2014): At a meeting held on June 5, 2014, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of Parametric Portfolio Associates LLC (“Parametric”) as an additional investment advisory organization (“Proposed Specialist Manager”) to manage portions of the assets of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio. Before the Proposed Specialist Manager can be appointed, however, shareholders of the Portfolios must approve the engagements. A meeting of the shareholders of the Portfolios is scheduled to be held on July 18, 2014.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio (From the Supplement Filed on June 9, 2014): On June 5, 2014, the Trust, on behalf of its series, The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization- Mid Capitalization Equity Portfolio, The Institutional Small Capitalization- Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio, entered into new investment management agreements with Cadence Capital Management, LLC (“Cadence”) due to a change in control of Cadence’s parent. The new agreements, which are substantially identical to the existing investment management agreements, would take effect upon the anticipated change of control of Cadence’s parent company. No changes in Cadence’s investment management team are expected as a result of the change of control of Cadence’s parent company.

Emerging Markets Portfolio (From the Supplement Filed on June 9, 2014): At a meeting held on June 5, 2014, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Portfolio and The Boston Company Asset Management LLC (“TBCAM”), that provided for a reduction in the management fee payable to TBCAM.

At a meeting held on June 5, 2014, the Trust’s Board approved the termination of SSgA Funds Management, Inc. (“SSgA FM”) as specialist manager of the Portfolio effective, June 5, 2014. Accordingly, effective June 5, 2014, the Prospectus is supplemented reflecting the removal of SSgA FM as shown below.

1. The following replaces the “Investment Subadvisers” section on page 55 of the Prospectus:

Investment Subadvisers

The Boston Company Asset Management LLC (“TBCAM”), Cadence and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM: Kirk Henry, CFA and Warren Skillman have co-managed the portion of the Portfolio allocated to TBCAM since March, 2010.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

2. The following replaces the “Specialist Managers.” section on pages 109 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) is currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence and Mellon Capital also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The Section “The SSgA FM Investment Selection Process” on page 109 of the Prospectus is deleted in its entirety.

4. The following replaces the Section “The Emerging Markets Portfolio” on page 127 of the Prospectus:

The Emerging Markets Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 5, 2014 of 52% TBCAM,

0% Cadence and 48% Mellon Capital.

5. The Section “SSgA Funds Management, Inc. (“SSgA FM”)” beginning on page 149 of the Prospectus is deleted in its entirety.

The Intermediate Term Municipal Bond Portfolio (From the Supplement Filed on June 9, 2014): As of June 6, 2014, The Intermediate Term Municipal Bond Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective June 6, 2014, the following replaces the first paragraph under “Principal Investment Strategies” section on page 83 of the Prospectus:

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital 3-15 Year Blend Municipal Bond Index, currently three to fifteen years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Intermediate Term Municipal Bond Portfolio II (From the Supplement Filed on June 9, 2014): As of June 6, 2014, The Intermediate Term Municipal Bond Portfolio II revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective June 6, 2014, the following replaces the first paragraph under “Principal Investment Strategies” section on page 87 of the Prospectus:

The Portfolio seeks to achieve its objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio’s policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, “Tax-Exempt Securities”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Tax-Exempt Securities may include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the investment subadviser to be of comparable quality. Tax Exempt Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital 3-15 Year Blend Municipal Bond Index, currently three to fifteen years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (From the Supplement Filed on May 13, 2014): As of May 13, 2014, the prospectus is supplemented to reflect a change in the portfolio managers for each of The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio as shown below:

1. The following replaces the “Portfolio Managers” section of the Investment Subadviser, Breckinridge Capital Advisors, Inc. (“Breckinridge”) on page 82 of the Prospectus with respect to The Short-Term Municipal Bond Portfolio:

Breckinridge: Peter Coffin, David Madigan, and Martha Field Hodgman have co-managed the Portfolio since March, 2006. Matthew Buscone has co-managed the Portfolio since July, 2008. Ji Jung and Sara Chanda have co-managed since March, 2013 and December, 2013, respectively.

2. The following replaces the “Portfolio Managers” section of the Investment Subadviser, Breckinridge on page 90 of the Prospectus with respect to The Intermediate Term Municipal Bond II Portfolio:

Breckinridge: Peter Coffin, David Madigan, Martha Field Hodgman, and Matthew Buscone have co-managed the Portfolio since October, 2010. Ji Jung and Sara Chanda have co-managed since March, 2013 and December, 2013, respectively.

3. The following replaces the last two paragraphs of the Breckinridge section of the “Specialist Manager Guide” on page 140 of the Prospectus:

The portfolio management team is led by a team of investment professionals at Breckinridge, including the following individuals who are jointly and primarily responsible for making day-to-day investment decisions: Peter B. Coffin, President of Breckinridge since 1993, David Madigan, Chief Investment Officer at Breckinridge since 2003, Martha Field Hodgman, Executive Vice President at Breckinridge since 2001, Matthew Buscone, Senior Vice President, at Breckinridge since 2002, Ji Jung, Vice President at Breckinridge since 2010, and Sara Chanda, Vice President at Breckinridge since 2010.

Prior to founding Breckinridge, Mr. Coffin was a Senior Vice-President and portfolio manager with Massachusetts Financial Services, where he was also a member of the firm’s Fixed Income Policy Committee. From 1996 to 2002, Mr. Madigan was Executive Vice-President at Thomson Financial. He has also served as a portfolio manager at Banker’s Trust and Prudential Insurance (managing single state municipal bond funds), as well as Chief Municipal Strategist for Merrill Lynch. From 1993 to 2001, Ms. Hodgman served as a Vice President in the Fixed Income Management Group of Loomis Sayles & Co. L.P. She has also been a portfolio manager for John Hancock Advisors, Inc. (managing state-specific tax exempt mutual funds) and an analyst for the Credit Policy Committee of Putnam Investments. From 2003-2007 Mr. Buscone has been a Portfolio Manager since 2008 after having served as a trader at Breckinridge from 2002-2008. From 1992-2002 he was a Trader and Portfolio Manager for both taxable and tax-exempt portfolios at David L. Babson and Mellon Private Asset Management. Ms. Jung has been a Portfolio Manager since 2013 after spending her prior time at Breckinridge as a Credit Analyst and then a Portfolio Analyst. Prior to joining Breckinridge, Ms. Jung worked as a Credit Analyst for Financial Security Assurance and Assured Guaranty beginning in 2006. Prior to joining Breckinridge in July 2010, Ms. Chanda was a Vice President and Trader at Eaton Vance Management where she was responsible for trading various specialty state mutual funds and overseeing the adviser’s separately managed account trading and operations. From 1993 to 1999, she was employed at Fidelity Investments and responsible for municipal bond trading. Ms. Chandra began her career at State Street Bank & Trust Company in 1992.

The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (From the Supplement Filed on March 27, 2014): As of March 27, 2014, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio revise each of their respective investment strategies and investment selection processes to clarify that each Portfolio is designed to invest primarily in equity securities of U.S. issuers that have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase, rather than the Russell 2000® Index. Accordingly, effective March 27, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the “Principal Investment Strategies” section on page 22 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” and “mid cap” issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as “Small” or “Medium” was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Principal Investment Strategies” section on page 26 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” and “mid cap” issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as “Small” or “Medium” was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

3. The following replaces the paragraph marked “The Small Capitalization – Mid Capitalization Equity Portfolio” In the “More Information About Fund Investments and Risks” on page 97 of the Prospectus:

The Small Capitalization – Mid Capitalization Equity Portfolio

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

4. The following replaces the paragraphs marked “The Cadence Investment Selection Process” and “The Mellon Capital Investment Selection Process,” respectively, in the “More Information About Fund Investments and Risks” on pages 98 and 99 of the Prospectus:

The Cadence Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell® 3000 Index.

The Mellon Capital Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 3000® Index.

5. The following replaces the paragraph marked “The Institutional Small Capitalization – Mid Capitalization Equity Portfolio” In the “More Information About Fund Investments and Risks” on page 99 of the Prospectus:

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

6. The following replaces the paragraphs marked “The Cadence Investment Selection Process” and “The Mellon Capital Investment Selection Process,” respectively, in the “More Information About Fund Investments and Risks” on page 100 of the Prospectus:

The Cadence Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell® 3000 Index.

The Mellon Capital Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 3000® Index.

7. The following replaces the first three paragraphs in the subsection marked “About Benchmarks and Index Investing” in the “More Information About Fund Investments and Risks” section on page 115 of the Prospectus:

About Benchmarks and Index Investing. The benchmarks for The Value Equity and The Institutional Value Equity Portfolios, The Growth Equity and The Institutional Growth Equity Portfolios, and The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios are the Russell 1000® Value Index, the Russell 1000® Growth Index and the Russell 3000® Index (or substyle indices), respectively. These indexes are among those indexes produced by Russell Investments (“Russell”) and, like many of the indexes in this group, are based on the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies (in terms of market capitalization) and represents approximately 98% of the investable U.S. equity market. The Russell indexes are unmanaged and market capweighted. During the second quarter of each year, Russell’s U.S. indexes are adjusted to reflect current stock market capitalizations as of May 31 of that year. This annual “reconstitution” re-ranks each company, establishing the year’s new index membership. The newly adjusted index membership takes effect at the market close on the fourth Friday in June, and remains in place until the following year’s reconstitution process. The Russell indexes referenced above include common stocks issued by companies domiciled in the United States or its territories as well as non-U.S. domiciled companies.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Value Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values.

The “Small” and “Medium” companies in the Russell 3000® Index represent approximately 35.8% of the total market capitalization of the Russell 3000® Index.

The International Equity Portfolio and The Institutional International Equity Portfolio: On March 12, 2014, the Trust, on behalf of its series, The International Equity Portfolio and The Institutional International Equity Portfolio, entered into investment management agreements with Artisan Partners Limited Partnership (“Artisan”) due to a change in control of Artisan. The new agreements also lowered the fee collected by the Portfolios in some situations. Accordingly, effective March 27, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the first five paragraphs in the subsection marked “Artisan Partners Limited Partnership” in the “Specialist Manager Guide” section on pages 138 and 139 of the Prospectus:

Artisan Partners Limited Partnership (“Artisan”) serves as a Specialist Manager for The International Equity and The Institutional International Equity Portfolios. Artisan, the principal office of which is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, WI 53202, has provided investment management services for international equity assets since 1995. As of June 30, 2013, Artisan managed total assets in excess of $85.8 billion, of which approximately $49.4 billion consisted of mutual fund assets. Artisan is a limited partnership organized under the laws of Delaware. Artisan is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Assets Management Inc., a Delaware corporation controlled by a committee of employee-partners of Artisan Partners Holdings. Artisan was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995.

Mr. Mark L. Yockey, a managing director of Artisan, is jointly responsible for making day-to-day investment decisions for those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan. Mr. Yockey joined Artisan in 1995 as a portfolio manager. Mr. Yockey holds BA and MBA degrees from Michigan State University and is a Chartered Financial Analyst.

Mr. Andrew J. Euretig is jointly responsible for overall management of those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan. Mr. Euretig joined Artisan in 2005 as an analyst and has been an Associate Portfolio Manager since 2012. Mr. Euretig holds both a BS and MBA from the Haas School of Business at the University of California, Berkley.

Mr. Charles Hamker, a managing director of Artisan, is jointly responsible for overall management of those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan. Mr. Hamker joined Artisan in 2000 as an analyst and has been an Associate Portfolio Manager since 2012. Mr. Hamker holds a BA with a specialization in Finance and Economics from The European Business School in Paris.

For its services to The International and Institutional International Equity Portfolios, Artisan receives a fee, payable monthly, at an annual rate of 0.47% of the average daily net assets allocated to Artisan so long as the Combined Assets (as defined below) are greater than $500 million. If the Combined Assets are reduced to $500 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date on which such withdrawal or redemption reduced such Combined Assets to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolio allocated to Artisan at the following annual rates: 0.80% on assets up to $50 million; 0.60% on assets in excess of $100 million. For purposes of computing Artisan’s fee, the term “Combined Assets” shall mean the sum of: (a) the net assets of The International Equity Portfolio of the HC Capital Trust managed by Artisan; and (b) the net assets of The Institutional International Equity Portfolio of the HC Capital Trust managed by Artisan. For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, during the fiscal year ended June 30, 2013 Artisan received fees of 0.47% of the average daily net assets of each portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Artisan.

The Intermediate Term Municipal Bond Portfolio (From the Supplement Filed on March 4, 2014): As of March 4, 2014, The Intermediate Term Municipal Bond Portfolio (the “Portfolio”) may invest up to 10% of its net assets in high yield securities (“junk bonds”). Accordingly, effective March 4, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the “Principal Investment Strategies” section on page 83 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”). Fixed income securities rated in and below the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Credit Risk” paragraph in the “Principal Investment Risks” section on page 84 of the Prospectus:

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality or “junk bonds.”

3. The following is inserted between the “Extension Risk” paragraph and the “Interest Rate Risk” paragraph in the “Principal Investment Risks” section on page 84 of the Prospectus:

•	High Yield Bond Risk – Up to 10% of the Portfolio’s assets may be invested in these securities. High yield bonds are considered speculative under traditional investment standards. The prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health. Change in market interest rates will also affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

4. The following replaces the first paragraph under “The Intermediate Term Municipal Bond Portfolio” heading in the “More Information About Fund Investments and Risks” section on page 114:

Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”), which are securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks discussed later in this Prospectus and in the Trust’s Statement of Additional Information. In order to maintain liquidity or in the event that the Portfolio’s Specialist Manager believes that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. There is no limit on purchases of Municipal Securities, the interest on which is a preference item for purposes of the Federal alternative minimum tax (“AMT”).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Supplement to Prospectus

Institutional Portfolios

HC Strategic Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is August 15, 2014

The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio (collectively, the “Equity Portfolios”): On June 5, 2014, the Trust, on behalf of each of the Equity Portfolios, entered into new investment management agreements with Cadence Capital Management, LLC (“Cadence”) due to a change in control of Cadence’s parent. The new agreements, which are substantially identical to the existing investment management agreements, became effective upon the change of control of Cadence’s parent company on August 8, 2014. No changes in Cadence’s investment management team are expected as a result of the change of control of Cadence’s parent company.

Accordingly, effective August 8, 2014, the following replaces the first paragraph in the subsection marked “Cadence Capital Management” in the “Specialist Manager Guide” section on page 98 of the Prospectus:

Cadence Capital Management (“Cadence”) serves as Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. Cadence is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, Boston, MA 02110. As of June 30, 2014, Cadence had approximately $4.8 billion in assets under management. On August 8, 2014, Cadence’s equity holders entered into a transaction which changed its ownership structure, resulting in 67% ownership of Cadence by Cadence MC LLC and 33% ownership of Cadence by Continuum Capital LLC.

The Fixed Income Opportunity Portfolio (From the Supplement Filed on July 28, 2014): On July 28, 2014, Western Asset Management Company (“Western Asset”) was added as a Specialist Manager to The Fixed Income Opportunity Portfolio pursuant to a Portfolio Management Agreement. For its services to The Fixed Income Opportunity Portfolio, Western Asset receives a fee at the annual rate of 0.40% of the first $25 million of the Combined Assets that may, from time to time, be allocated to it by the Adviser, 0.375% of the next $25 million, 0.3375% of the next $50 million, 0.25% of the next $100 million and 0.20% on all assets allocated to Western Asset if the average daily net assets exceeds $200 million (“Western Management Fee”). For the purposes of computing Western’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Western Asset in The Fixed Income Opportunity Portfolio and certain other assets managed by Western Asset for clients of Hirtle Callaghan and Co., LLC.

Additionally, on July 28, 2014, an amendment to Western Asset’s Portfolio Management Agreement with The Fixed Income Opportunity Portfolio was approved by the Trust’s Board of Trustees on behalf of the Portfolio which provides for an increase in the Western Management Fee pending approval by the shareholders of the Portfolio. The following material supplements the Prospectus dated November 1, 2013 to incorporate information about Western.

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 42 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.27%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.34%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$35
3 Years	$109
5 Years	$191
10 Years	$431

2. The following replaces the “Investment Subadvisers” section on page 46 of the Prospectus:

Investment Subadvisers

Fort Washington Investment Advisors, Inc. (“Fort Washington”) Mellon Capital, PIMCO and Western Asset Management Company (“Western Asset”) are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

Portfolio Managers:

Fort Washington: Brendan White and Timothy Jossart have co-managed the portion of the Portfolio allocated to Fort Washington since May, 2012.

Mellon Capital: David Kwan, John DiRe, Manual Hayes, Zandra Zelaya and Stephanie Shu have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Curtis Mewbourne has managed the portion of the Portfolio allocated to PIMCO since January, 2010.

Western Asset: S. Kenneth Leech, Anup Agarwal, Ian Justice, and Harris Trifon have managed the portion of the Portfolio allocated to Western since July, 2014.

3. The following replaces “Specialist Managers” section under “The Fixed Income Opportunity Portfolio” on page 73:

Specialist Managers. Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Capital, PIMCO and Western Asset Management Company (“Western Asset”) currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks - The Fixed Income Opportunity Portfolio” on page 74 of the Prospectus:

The Western Investment Selection Process: Western Asset’s structured product philosophy combines a traditional fundamental value orientation with bottom-up credit research. Western Asset believes inefficiencies exist in the structured product market and attempts to add incremental value by exploiting these inefficiencies across all eligible market sectors. Western Asset believes RMBS and CMBS still trade at wider spreads compared to similar risk assets due to structural and collateral complexities, limited eligible investors, less liquidity than perceived higher quality assets, and lingering higher risk premiums left over from the 2008 financial market crisis.

The strategic goal at Western Asset is to add value to the portfolio while adhering to a disciplined risk control process by combining traditional analysis with proprietary technology applied to all sectors of the market. The key areas of focus are:

•	Sector & Sub-Sector Allocation

•	Issue Selection

•	Duration/Term Structure

Sector & Sub-Sector Allocation – Western Asset rotates among and within sectors of the bond market, preferring non-government sectors because they typically offer higher relative yields and have tended to outperform the broad markets over long market cycles. Western Asset studies historical yield spreads, identifies the fundamental factors that influence yield spread relationships, and relates these findings to the Firm’s projections to determine attractive alternatives.

Issue Selection – Issue selection is a bottom-up process to determine mispriced or undervalued securities. Western Asset engages in an ongoing assessment of changing credit characteristics. Also assessed are newly issued securities. Western Asset uses these analyses, to select issues opportunistically.

Duration – Western Asset decides on a duration target based on an analysis of domestic and international macroeconomic factors as well as the general political environment. The underlying belief is that interest rates are primarily determined by the level and direction of inflation, and that inflation is primarily a monetary phenomenon. Western Asset weighs its views against market expectations, taking on more risk as its views diverge from the market and less risk as they converge. The consensus is not to attempt to time the market, but rather to identify and stay with long-term trends.

Term Structure – Western Asset closely monitors shifts in the yield curve, for the relationship between short, intermediate and long maturity securities is essential to constructing a long-term investment horizon. Western Asset determines the implications of the yield curve’s shape, along with projections of Fed policy and market expectations, to formulate a yield curve strategy.

5. The following replaces the “The Fixed Income Opportunity Portfolio” paragraph under “More Information About Fund Investments and Risks- Specialist Managers” section on page 86:

The Fixed Income Opportunity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2014 of 0% Mellon Capital, 80% Fort Washington, 0% PIMCO and 20% Western Asset.

6. The following is inserted in the “Specialist Manager Guide” just after the “Wellington Management” section on page 108:

Western Asset serves as a Specialist Manager for The Fixed Income Opportunity Portfolio, focusing on structured securities. Western Asset, the principal office of which is located at 385 E. Colorado Blvd., Pasadena, CA 91101, has provided investment management services for the Portfolio since July 29, 2014. As of March 31, 2014, Western Asset managed assets of $469 billion, of which approximately $207 billion represented assets of mutual funds. Western Asset is a corporation organized under the laws of California. Western Asset is a wholly owned subsidiary of Legg Mason, Inc. (“Legg Mason”), a registered investment adviser. Legg Mason is an NYSE-listed, independent asset management firm based in Baltimore, Maryland. The company went public in August 1983, and has not experienced a change in ownership since that date. Western Asset was originally founded and began providing investment management services in 1971.

Day-to-day investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of S. Kenneth Leech, Anup Agarwal, Ian Justice and Harris A. Trifon. Mr. Agarwal is Head of MBS/ABS with Western Asset Management, and has over 17 years of experience. Prior to joining the Firm in 2013, Mr. Agarwal served as Portfolio Manager and Head of Consumer Credit with Stark Investments from 2007 to 2013. Mr. Leech has been the Chief Investment Officer for Western Asset since 1990. Mr. Trifon has served as a Portfolio Manager and Research Analyst at Western Asset since 2014. Before joining Western Asset, Mr. Trifon was a Director, Fixed Income Research at Deutsche Bank since 2009 and Director, Structured Finance at Standard & Poor’s from 2006 to 2009. Mr. Justice has been a Research Analyst at Western Asset since 2005.

The Institutional Value Equity Portfolio (From the Supplement Filed on July 28, 2014): As of July 9, 2014, the prospectus is supplemented to reflect a change in the portfolio managers for The Institutional Value Equity Portfolio as shown below:

1. The following replaces the “Portfolio Managers” section of the Investment Subadviser, ICAP on page 6 of the Prospectus with respect to The Institutional Value Equity Portfolio:

ICAP : Jerrold K. Senser has managed the portion of the Portfolio allocated to ICAP since August 25, 1995. Thomas C. Cole has managed the portion of the Portfolio allocated to ICAP since July, 2012. Andrew P. Starr and Matthew T. Swanson have managed the portion of the Portfolio allocated to ICAP since July 9, 2014.

2. The following replaces the last two paragraphs of the ICAP section of the “Specialist Manager Guide” on page 102 of the Prospectus:

Institutional Capital, LLC (“ICAP”) serves as a Specialist Manager for The Value Equity and The Institutional Value Equity Portfolios. For its services to The Value Equity Portfolio and The Institutional Value Equity Portfolio, ICAP receives a fee based on the average daily net asset value of the portion of each Portfolio’s assets managed by it, at an annual rate of 0.35%. During the fiscal year ended June 30, 2013 ICAP received fees of 0.35% of the average daily net assets of each portion of The Value Equity Portfolio and The Institutional Value Equity Portfolio allocated to ICAP.

ICAP, the principal offices of which are located at 225 West Wacker, Chicago, IL 60606, is a registered investment adviser and a direct wholly-owned subsidiary of New York Life Investment Management Holdings LLC. ICAP has provided investment management services for equity assets since 1970. ICAP had assets of approximately $28.7 billion under management as of June 30, 2014, of which approximately $15 billion represented assets of mutual funds. The investment decisions for the Portfolios are made through a team approach, with all of the ICAP investment professionals contributing to the process. The senior members of the investment team are: Jerrold K. Senser, Thomas C. Cole, Andrew P. Starr and Matthew T. Swanson. Mr. Senser serves as chief executive officer and chief investment officer of Institutional Capital LLC. As CEO and CIO, he heads the investment team and is the lead portfolio manager for all of ICAP’s investment strategies. Mr. Senser has been with the firm since 1986 and is a Chartered Financial Analyst. He earned a BA in economics from the University of Michigan, and an MBA from the University of Chicago. Mr. Cole joined the firm in 2012 and is a senior executive vice president and deputy chief investment officer of ICAP. He is a senior member of the investment team and is a Chartered Financial Analyst. Prior to joining the firm, Mr. Cole was with UBS Global Asset Management for 11 years and most recently held the position of Head of US Equities. He earned a BA and a MBA from the University of Wisconsin-Madison and has been in the industry since 1985. Mr. Starr joined ICAP in 1998 and is an executive vice president and director of research at ICAP. He also leads ICAP’s Energy and Basic Industries sector research and is a Chartered Financial Analyst. Mr. Starr earned a BA from DePauw University and an MBA from the University of Chicago. Mr. Swanson joined ICAP in 1999 and is an Executive Vice President and a senior member of ICAP’s Global Research Team and the Investment Committee. He also leads ICAP’s Health Care sector research and is a Chartered Financial Analyst. Mr. Swanson earned a BA and an MBA from Northwestern University.

The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio (From the Supplement Filed on June 6, 2014): At a meeting held on June 5, 2014, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of Parametric Portfolio Associates LLC, d/b/a Clifton (“Parametric”) as an additional investment advisory organization (“Proposed Specialist Manager”) to manage portions of the assets of The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio. Before the Proposed Specialist Manager can be appointed, however, shareholders of the Portfolios must approve the engagements. A meeting of the shareholders of the Portfolios is scheduled to be held on July 18, 2014.

The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio: On June 5, 2014, the Trust, on behalf of its series, The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization- Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio, entered into new investment management agreements with

Cadence Capital Management, LLC (“Cadence”) due to a change in control of Cadence’s parent. The new agreements, which are substantially identical to the existing investment management agreements, would take effect upon the anticipated change of control of Cadence’s parent company. No changes in Cadence’s investment management team are expected as a result of the change of control of Cadence’s parent company.

Emerging Markets Portfolio: At a meeting held on June 5, 2014, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Portfolio and The Boston Company Asset Management LLC (“TBCAM”), that provided for a reduction in the management fee payable to TBCAM.

At a meeting held on June 5, 2014, the Trust’s Board approved the termination of SSgA Funds Management, Inc. (“SSgA FM”) as specialist manager of the Portfolio effective, June 5, 2014. Accordingly, effective June 5, 2014, the Prospectus is supplemented reflecting the removal of SSgA FM as shown below.

1. The following replaces the “Investment Subadvisers” section on page 36 of the Prospectus:

Investment Subadvisers

The Boston Company Asset Management LLC (“TBCAM”), Cadence and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM: Kirk Henry, CFA and Warren Skillman have co-managed the portion of the Portfolio allocated to TBCAM since March, 2010.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

2. The following replaces the “Specialist Managers.” section on pages 71 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) is currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence and Mellon Capital also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The Section “The SSgA FM Investment Selection Process” on page 71 of the Prospectus is deleted in its entirety.

4. The following replaces the Section “The Emerging Markets Portfolio” on page 87 of the Prospectus:

The Emerging Markets Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 5, 2014 of 52% TBCAM, 0% Cadence and 48% Mellon Capital.

5. The Section “SSgA Funds Management, Inc. (“SSgA FM”)” beginning on page 107 of the Prospectus is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.